ASPIRATION FUNDS
116 South Franklin Street
Rocky Mount, North Carolina 27804
 252-972-9922

August 19, 2015

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
RE:
Post Effective Amendment No. 5 to the Registration Statement on Form N-1A for the
Aspiration Flagship Fund and Aspiration Redwood Fund, each a series of the Aspiration Funds ("Trust") (File Nos. 333-192991 and 811-22922).

Ladies and Gentlemen,
On behalf of our client, Aspiration Funds (the "Trust"), pursuant to (i) the Securities Act of 1933 and Rule 485(a) thereunder, (ii) the Investment Company Act of 1940, and (iii) Regulation S-T, please find Post-Effective Amendment No. 5 to the Registration Statement of the Trust.
This amendment is being filed for the purpose of adding a new series of the Trust to the Registration Statement.  This amendment contains the Fund's prospectus and statement of additional information, Part C, and the signature page.

If you have any questions concerning the foregoing, please contact the undersigned at 252.972.9922.

Yours truly,

/s/ Mathew J. Beck
 Mathew J. Beck

cc:	Derek Newman Division of Investment Management U.S. Securities & Exchange Commission 100 F Street, N.E. Washington, DC 20549